Convertible Notes Payable (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2015	Jun. 30, 2015
Amortization of debt discount		$ 95,517	$ 343,385	$ 378,008	$ 398,067
Reserve stock split ratio	Each shareholder received one share in the Nevada company for each 100 shares they held in the Florida company. Fractional shares were rounded up, and each shareholder received at least five shares.
Number of common shares issued upon conversion		27,841,559		113,585
Percentage of common stock outstanding		99.00%
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable		$ 423,909
Maximum percentage of ownership interest		4.99%
Effective interest rate		224.88%				222.23%	277.49%